ACCRUED LIABILITIES (Details Narrative) - USD ($)		3 Months Ended		5 Months Ended	9 Months Ended		12 Months Ended
	Jan. 30, 2026	Jun. 30, 2026	Jun. 30, 2025	Sep. 30, 2024 [1]	Jun. 30, 2026	Jun. 30, 2025	Sep. 30, 2025
Receipts of funds		$ 1,867,824
Revenue		247,212		$ 6,866,558	$ 872,212	$ 3,666,000	$ 3,666,000
Payable to counterparty		1,085,364			1,085,364
Insurance premiums financed with issuance of a liability	$ 112,500				112,500
Insurance down payment	37,500
Amortization expense	4,667
Insurance obligation	117,167
Insurance monthly installments	$ 13,019
Maturity date	Oct. 30, 2026
Reinsurance Payable		50,000			$ 50,000
Billing Service [Member]
Payment to counterparty		$ 535,248

[1]	The Company was incepted May 3, 2024 and therefore the prior period information may not be comparable